Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated April 28, 2023
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Columbia Real Estate Equity Fund	5/1/2023
The Fund's Board of Trustees approved certain changes to the Fund effective on July 3, 2023 (the Effective Date). Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus, as applicable.
On the Effective Date the following is added immediately at the end of the second paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund's prospectus, in the Summary Prospectus and in the "More Information About the Fund" section of the Prospectus:
The Fund anticipates that its number of holdings will increase and, as a result, the Fund may operate as a diversified fund.
In addition to making direct investments in real estate companies, the Fund will invest in derivatives, particularly contracts for differences (CFDs), which are a type of swap arrangement, to obtain long and short exposures to real estate companies. The Investment Manager uses CFDs to express its view of relative value between real estate companies operating in the same part of the real estate market. Specifically, the Investment Manager uses CFDs to extend the Fund’s long position in holdings of which it has a favorable view and enters into short positions in real estate companies of which it has a less favorable view. CFDs create leverage, which may exaggerate increases or decreases in the value of the Fund’s overall portfolio. Through investment in CFDs, the Fund generally expects exposures of approximately 30% (but normally not more than 35%) of the Fund’s net assets in short positions and approximately 130% (but normally not more than 135%) of the Fund’s net assets in long positions. The Investment Manager generally seeks to maintain CFD long and short exposures for the Fund that represent approximately the same percentage of the Fund’s net assets.
The rest of the section remains the same.
On the Effective Date the information under the heading “Principal Risks” in the “Summary of the Fund”, in the Summary Prospectus and in the "More Information About the Fund" in the Prospectus is hereby revised to add Counterparty Risk, Derivatives Risk, Derivatives Risk - Swaps Risk, Contracts for differences, Leverage Risk, Portfolio Turnover, Frequent Trading and Tax Risk and Short Positions Risk as follows:
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price
(liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
■	Contracts for differences (CFDs) are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two or more individual securities, different groups or baskets of securities or other instruments where the parties agree to exchange the difference in the settlement price between the open and closing trades on a particular asset(s). CFDs enable investors to speculate on whether a market will go up or down, and profit from the price movement without owning the underlying asset(s). CFDs essentially allow investors to trade the direction of securities, including over the very short-term. CFDs are subject to the risks described above under Derivatives Risk – Swaps Risk.
Portfolio Turnover, Frequent Trading and Tax Risk. The Fund may actively and frequently trade investments in the Fund’s portfolio to carry out its investment strategies. Frequent trading of investments, use of swaps, including contracts for differences, and other derivatives increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund’s after-tax return for shareholders owning Fund shares in taxable accounts. These trading strategies can mean higher brokerage and other transaction costs. The costs and tax effects associated with such trading strategies may adversely affect the Fund’s performance.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment by taking short positions or using borrowings, derivatives or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the Fund’s NAV and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any applicable regulatory limits. Swaps, including contracts for differences, and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
The rest of the section remains the same.

Columbia Real Estate Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated April 28, 2023
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Columbia Real Estate Equity Fund	5/1/2023
The Fund's Board of Trustees approved certain changes to the Fund effective on July 3, 2023 (the Effective Date). Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus, as applicable.
On the Effective Date the following is added immediately at the end of the second paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund's prospectus, in the Summary Prospectus and in the "More Information About the Fund" section of the Prospectus:
The Fund anticipates that its number of holdings will increase and, as a result, the Fund may operate as a diversified fund.
In addition to making direct investments in real estate companies, the Fund will invest in derivatives, particularly contracts for differences (CFDs), which are a type of swap arrangement, to obtain long and short exposures to real estate companies. The Investment Manager uses CFDs to express its view of relative value between real estate companies operating in the same part of the real estate market. Specifically, the Investment Manager uses CFDs to extend the Fund’s long position in holdings of which it has a favorable view and enters into short positions in real estate companies of which it has a less favorable view. CFDs create leverage, which may exaggerate increases or decreases in the value of the Fund’s overall portfolio. Through investment in CFDs, the Fund generally expects exposures of approximately 30% (but normally not more than 35%) of the Fund’s net assets in short positions and approximately 130% (but normally not more than 135%) of the Fund’s net assets in long positions. The Investment Manager generally seeks to maintain CFD long and short exposures for the Fund that represent approximately the same percentage of the Fund’s net assets.
The rest of the section remains the same.
On the Effective Date the information under the heading “Principal Risks” in the “Summary of the Fund”, in the Summary Prospectus and in the "More Information About the Fund" in the Prospectus is hereby revised to add Counterparty Risk, Derivatives Risk, Derivatives Risk - Swaps Risk, Contracts for differences, Leverage Risk, Portfolio Turnover, Frequent Trading and Tax Risk and Short Positions Risk as follows:
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price
(liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
■	Contracts for differences (CFDs) are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two or more individual securities, different groups or baskets of securities or other instruments where the parties agree to exchange the difference in the settlement price between the open and closing trades on a particular asset(s). CFDs enable investors to speculate on whether a market will go up or down, and profit from the price movement without owning the underlying asset(s). CFDs essentially allow investors to trade the direction of securities, including over the very short-term. CFDs are subject to the risks described above under Derivatives Risk – Swaps Risk.
Portfolio Turnover, Frequent Trading and Tax Risk. The Fund may actively and frequently trade investments in the Fund’s portfolio to carry out its investment strategies. Frequent trading of investments, use of swaps, including contracts for differences, and other derivatives increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund’s after-tax return for shareholders owning Fund shares in taxable accounts. These trading strategies can mean higher brokerage and other transaction costs. The costs and tax effects associated with such trading strategies may adversely affect the Fund’s performance.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment by taking short positions or using borrowings, derivatives or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the Fund’s NAV and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any applicable regulatory limits. Swaps, including contracts for differences, and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
The rest of the section remains the same.